Average Annual Total Returns		12 Months Ended	22 Months Ended
	May 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		28.83%	12.58%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.28%	12.12%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.40%	9.63%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	7.46%
Russell 1000 Value Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.46%	4.24%